Summary of Option (Detail) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012
NUMBER OF SHARES
Options outstanding, beginning balance	4,975,300
Granted	947,000
Exercised	(664,800)
Cancelled	(214,700)
Options outstanding, ending balance	5,042,800
Vested and expected to vest, end of period	4,833,600
Exercisable, end of period	2,803,700
EXERCISE PRICE
Options outstanding, beginning balance	$ 35.53	[1]
Granted	$ 43.24	[1]
Exercised	$ 20.84	[1]
Cancelled	$ 43.89	[1]
Options outstanding, ending balance	$ 38.56	[1]
Vested and expected to vest, end of period	$ 38.17	[1]
Exercisable, end of period	$ 35.23	[1]
REMAINING CONTRACTUAL LIFE IN YEARS
Options outstanding, ending balance	5 years 10 months 24 days	[1]
Vested and expected to vest, end of period	5 years 9 months 7 days	[1]
Exercisable, end of period	4 years 29 days	[1]
AGGREGATE INTRINSIC VALUE
Options outstanding, ending balance	$ 33.7
Vested and expected to vest, end of period	36.5
Exercisable, end of period	$ 26.5

[1]	Weighted Average